FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings	$ 2,985	$ 2,200
Accounts payable and accrued liabilities	3,722	3,416
Long-term debt	31,733	18,688	$ 18,201
Lease liabilities	2,028	1,957	1,835
Expenditure derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(94)	(19)
Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(72)	(11)
Interest rate derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	243
Interest rate derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	243	$ 0
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings	2,985	2,200
Short-term borrowings, undiscounted cash flows	2,985	2,200
Accounts payable and accrued liabilities	3,722	3,416
Accounts payable and accrued liabilities, undiscounted cash flows	3,722	3,416
Long-term debt	31,733	18,688
Long-term debt, undiscounted cash flows	32,855	18,873
Lease liabilities	2,028	1,957
Lease liabilities, undiscounted cash flows	2,616	2,498
Other long-term financial liabilities	10	14
Other long-term financial liabilities, undiscounted cash flows	10	14
Net carrying amount of derivatives (asset)	1,136	895
Financial liabilities	39,342	25,380
Financial liabilities, undiscounted cash flows	40,124	26,813
Liquidity risk | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	2,985	2,200
Accounts payable and accrued liabilities, undiscounted cash flows	3,722	3,416
Long-term debt, undiscounted cash flows	1,828	1,551
Lease liabilities, undiscounted cash flows	362	336
Other long-term financial liabilities, undiscounted cash flows	0	0
Financial liabilities, undiscounted cash flows	8,300	7,935
Net interest payments	1,503	804
Liquidity risk | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	4,152	2,312
Lease liabilities, undiscounted cash flows	716	677
Other long-term financial liabilities, undiscounted cash flows	3	7
Financial liabilities, undiscounted cash flows	4,783	2,675
Net interest payments	2,639	1,444
Liquidity risk | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	6,954	3,520
Lease liabilities, undiscounted cash flows	320	308
Other long-term financial liabilities, undiscounted cash flows	2	2
Financial liabilities, undiscounted cash flows	7,117	3,916
Net interest payments	2,163	1,321
Liquidity risk | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
Long-term debt, undiscounted cash flows	19,921	11,490
Lease liabilities, undiscounted cash flows	1,218	1,177
Other long-term financial liabilities, undiscounted cash flows	5	5
Financial liabilities, undiscounted cash flows	19,924	12,287
Net interest payments	13,345	7,789
Liquidity risk | Expenditure derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	1,200	1,374
Net carrying amount of derivatives (asset)	1,300	1,354
Liquidity risk | Expenditure derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,200	1,240
Net carrying amount of derivatives (asset)	1,300	1,217
Liquidity risk | Expenditure derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	134
Net carrying amount of derivatives (asset)	0	137
Liquidity risk | Expenditure derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Expenditure derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Equity derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	(54)	(36)
Liquidity risk | Equity derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(54)	(36)
Liquidity risk | Equity derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Equity derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Equity derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	215	1,390
Net carrying amount of derivatives (asset)	215	1,401
Liquidity risk | Debt derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	215	1,390
Net carrying amount of derivatives (asset)	215	1,401
Liquidity risk | Debt derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Net carrying amount of derivatives (asset)	0	0
Liquidity risk | Debt derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	20,221	11,313
Net carrying amount of derivatives (asset)	22,131	11,717
Liquidity risk | Debt derivatives | Cash flow hedges | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,543	1,297
Net carrying amount of derivatives (asset)	1,986	1,084
Liquidity risk | Debt derivatives | Cash flow hedges | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	2,382	1,504
Net carrying amount of derivatives (asset)	2,470	1,822
Liquidity risk | Debt derivatives | Cash flow hedges | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	3,295	1,607
Net carrying amount of derivatives (asset)	3,454	1,521
Liquidity risk | Debt derivatives | Cash flow hedges | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	13,001	6,905
Net carrying amount of derivatives (asset)	$ 14,221	7,290
Liquidity risk | Forward contract [member]
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities		0
Derivative financial liabilities, undiscounted cash flows		243
Liquidity risk | Forward contract [member] | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows		243
Liquidity risk | Forward contract [member] | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows		0
Liquidity risk | Forward contract [member] | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows		0
Liquidity risk | Forward contract [member] | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows		$ 0